Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

Cash and cash equivalents at the end of the reporting period consist of the following:

	2018		2017
Cash and bank balances	Ps.	7,778	Ps.	9,497
Cash equivalents (see Note 3.5)		15,949		9,270

	Ps. 23,727		Ps. 18,767